Simplify US Equity PLUS Upside Convexity ETF
Schedule of Investments
September 30, 2024 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 97.8%
Equity Funds – 97.8%
iShares Core S&P 500 ETF(a)(b)
(Cost $5,405,599) ....................................................... 10,728 $ 6,188,125
Number of
Contracts Notional Amount
Purchased Options – 1.5%
Calls – Exchange-Traded – 1.5%
S&P 500 Index, October Strike Price $5,810, Expires 10/18/24 ........... 4 $ 2,324,000 17,720
S&P 500 Index, November Strike Price $5,830, Expires 11/15/24 .......... 4 2,332,000 39,240
S&P 500 Index, December Strike Price $5,990, Expires 12/20/24 ......... 5 2,995,000 33,575
90,535
Puts – Exchange-Traded – 0.0%†
S&P 500 Index, October Strike Price $5,500, Expires 10/07/24 ........... 10 5,500,000 1,850
Total Purchased Options (Cost $77,922) ............................................. 92,385
Shares
Money Market Funds – 0.4%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.92%(c)
(Cost $26,351) .......................................................... 26,351 26,351
Total Investments – 99.7%
(Cost $5,509,872) ............................................................. $ 6,306,861
Other Assets in Excess of Liabilities – 0.3% ........................................... 18,310
Net Assets – 100.0% ............................................................ $ 6,325,171
Number of
Contracts Notional Amount
Written Options – (0.1)%
Calls – Exchange-Traded – (0.1)%
S&P 500 Index, November Strike Price $6,100, Expires 11/15/24 .......... (4) $ (2,440,000) $ (5,120)
Puts – Exchange-Traded – (0.0)%†
S&P 500 Index, October Strike Price $5,300, Expires 10/07/24 ........... (10) (5,300,000) (775)
Total Written Options (Premiums Received $5,231) ..................................... $ (5,895)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $3,749,330 have been pledged as collateral for options as of September 30, 2024.
(c) Rate shown reflects the 7-day yield as of September 30, 2024.

Simplify US Equity PLUS Upside Convexity ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
2
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
Summary of Investment Type††
Investment Categories
% of Net
Assets
Exchange-Traded Funds ........................................................................... 97.8%
Purchased Options ............................................................................... 1.5%
Money Market Funds ............................................................................. 0.4%
Total Investments ................................................................................ 99.7%
Other Assets in Excess of Liabilities .................................................................. 0.3%
Net Assets ..................................................................................... 100.0%